Property and equipment, net	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Property and equipment, net
Property and equipment, net
Property and equipment, net consists of the following:

	December 31, 2018	December 31, 2017
Manufacturing equipment	$421,999	$421,999
Computers and computer equipment	275,670	311,847
Website development costs	177,886	177,886
Laboratory equipment	—	13,368
Capital in progress	—	28,823
Total property and equipment	875,555	953,923
Accumulated depreciation	(801,095)	(622,883)
Property and equipment, net	$74,460	$331,040

Capital in progress consists of assets acquired but not yet placed into service. There was no capital in progress at December 31, 2018. At December 31, 2017 capital in progress consisted of computers and computer equipment.

Depreciation expense was $228,158, $324,548 and $277,231 for the years ended December 31, 2018, December 31, 2017, and December 31, 2016, respectively.

In 2018, the Company disposed of computer and computer equipment, laboratory equipment and capital in progress that was sold or no longer in use. Property and equipment disposals, net, for the year ended December 31, 2018 totaled $28,422. The Company received proceeds of $4,805 related to these disposals, resulting in a loss of $23,617, included in research and development expense and selling, general and administrative expense in the accompanying consolidated statement of operations. Disposals in prior years were immaterial.